Annual Total Returns - BlackRock Advantage Large Cap Core Fund (Class K) [BarChart] - Class K - BlackRock Advantage Large Cap Core Fund - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	0.02%
Annual Return 2012	14.74%
Annual Return 2013	33.92%
Annual Return 2014	11.89%
Annual Return 2015	0.35%
Annual Return 2016	10.29%
Annual Return 2017	22.10%
Annual Return 2018	(5.36%)
Annual Return 2019	29.21%
Annual Return 2020	19.92%